Commitments and Contingencies - Contract Manufacturing Commitment (Details)					1 Months Ended		3 Months Ended	12 Months Ended
	Jul. 15, 2016 EUR (€)	Mar. 29, 2016 EUR (€)	Dec. 31, 2015 EUR (€) shares	Jun. 26, 2014 EUR (€) item shares	May 31, 2015 EUR (€)	Apr. 30, 2015 EUR (€)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€) shares item	Dec. 31, 2015 EUR (€) shares	Mar. 31, 2017 shares	Nov. 22, 2016 $ / shares	Nov. 08, 2016 $ / shares	Mar. 31, 2016 EUR (€) shares	Jun. 30, 2015 EUR (€)	Mar. 31, 2015 $ / shares	Mar. 31, 2015 EUR (€)	Mar. 25, 2015 EUR (€)	Oct. 30, 2014
Commitments and Contingencies
Number of warrants issued to purchase shares of common stock (in shares) | shares			26,785					67,655	26,785	69,869			26,785
Exercise price as a percentage of initial public offering price																		80.00%
Exercise price (in dollars per share) | $ / shares											$ 1.00	$ 0.01
Accrued Liabilities
Commitments and Contingencies
Contract amortization costs included in accrued liabilities | $							$ 170,850
Transfer Agreement | Manufacturer
Commitments and Contingencies
Prepayment of start-up fee				€ 500,000	€ 500,000			€ 500,000
Prepayment of start-up fee which is to be paid at the earlier to occur of September 15, 2014 or the closing date of an initial public offering				250,000
Prepayment of start-up fee which is to be paid at the time of installation and qualification of the Company's equipment				250,000
Prepayment related to technology transfer				620,000	215,000
Prepayment related to technology transfer which is to be paid within five days of the signature of the Transfer Agreement				310,000
Prepayment related to technology transfer which is to be paid after the delivery of a final study report				310,000
Prepayment for design of a portion of the Manufacturer's facility which is to be paid within five days of the signature of the Transfer Agreement				€ 100,000
Period within which prepayment for design of a portion of the Manufacturer's facility is payable from signature of the Transfer Agreement				5 days
Bonus fee payable			€ 150,000	€ 300,000					€ 150,000
Number of installments | item				2
Bonus fee paid	€ 150,000		150,000		€ 150,000			€ 150,000	150,000
Aggregate amount payable to Manufacturer upon the delivery of agreed-upon levels of satisfactory product pursuant to the agreement			€ 250,000	€ 500,000					€ 250,000				€ 250,000			€ 250,000
Number of warrants issued to purchase shares of common stock (in shares) | shares				16,666
Exercise price as a percentage of initial public offering price				90.00%
Exercise price (in dollars per share) | $ / shares															$ 6.30
Remaining balance due related to prepayment of technology transfer																	€ 310,000
Increase in prepayment for design of portion of manufacturer facility payable within specified days of signature of agreement																	170,000
Transfer Agreement | API
Commitments and Contingencies
Amount of product supplied at no cost (in Kg) | item								400
Payments made		€ 250,000
Amendment to Transfer Agreement first portion due | Manufacturer
Commitments and Contingencies
Prepayment related to technology transfer																	€ 215,000
Payments related to design of a portion of manufacturing facility						€ 150,000		€ 150,000
Amendment to Transfer Agreement second portion due | Manufacturer
Commitments and Contingencies
Prepayment related to technology transfer														€ 95,000
Payments related to design of a portion of manufacturing facility								€ 20,000